Rule 497(e)
                                                 File Nos. 2-90518 and 811-4006

                                   SUPPLEMENT

           Dated April 4, 2001 to Prospectus dated September 5, 2000


                         CITI(SM) NASDAQ-100 INDEX SHARES
           CITI(SM) S&P 500 INDEX SHARES CITISM SMALL CAP INDEX SHARES
          CITISM U.S. 1000 INDEX SHARES CITISM U.S. 5000 INDEX SHARES
      CITI(SM) GLOBAL TITANS INDEX SHARES CITISM INTERNATIONAL INDEX SHARES
                     CITI(SM) FINANCIAL SERVICES INDEX SHARES
                      CITI(SM) HEALTH SCIENCES INDEX SHARES
                         CITI(SM) TECHNOLOGY INDEX SHARES
                         CITI(SM) U.S. BOND INDEX SHARES

    On or about April 4, 2001, SSB Citi Fund Management LLC will change its name to Smith Barney Fund Management LLC. SSB Citi is the investment manager for Citi Nasdaq-100 Index Shares, Citi Small Cap Index Shares, Citi U.S. 1000 Index Shares, Citi Global Titans Index Shares, Citi Financial Services Index Shares, Citi Health Sciences Index Shares, Citi Technology Index Shares and Citi U.S. Bond Index Shares, and the administrator for Citi S&P 500 Index Shares, Citi U.S. 5000 Index Shares and Citi International Index Shares.

FD 02275 0301

                                                                    Rule 497(e)
                                                File Nos. 2-90518 and 811-4006

                                   SUPPLEMENT

          Dated April 4, 2001 to Statement of Additional Information
                            dated September 5, 2000


                          CITI(SM) NASDAQ-100 INDEX FUND
                          CITI(SM) SMALL CAP INDEX FUND
                          CITI(SM) U.S. 1000 INDEX FUND
                        CITI(SM) GLOBAL TITANS INDEX FUND
                      CITI(SM) FINANCIAL SERVICES INDEX FUND
                       CITI(SM) HEALTH SCIENCES INDEX FUND
                          CITI(SM) TECHNOLOGY INDEX FUND
                          CITI(SM) U.S. BOND INDEX FUND

    On or about April 4, 2001, SSB Citi Fund Management LLC will change its name to Smith Barney Fund Management LLC. SSB Citi is the investment manager for the Funds.